Eaton Vance Management

Two International Place

Boston, MA 02110

(617) 482-8260

www.eatonvance.com

May 24, 2018

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C.  20549

Re:	Eaton Vance Tax-Managed Buy-Write Opportunities Fund (the “Fund”)

Registration Statement on Form N-2 (333-224640; 811-21735)

Ladies and Gentlemen:

On behalf of the above-captioned registered, closed-end investment company, and in accordance with the requirements of the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended (the “1940 Act”), electronically transmitted herewith is Pre-Effective Amendment No. 1 (the “Amendment”) to the Fund’s Shelf Registration Statement on Form N-2 (the “Shelf Registration Statement”) with respect to the proposed offering by the Fund of additional common shares of beneficial interest, par value $0.01 per share (the “Common Shares”), on a continuous or delayed basis in reliance on Rule 415 under the 1933 Act.

The Fund has received an order under Section 19(b) to permit it to make periodic capital gains dividends with respect to its Common Shares as frequently as twelve times each year, and as frequently as dividends are specified by or determined in accordance with the terms of any outstanding preferred shares that such Fund may issue.

We request that the Staff review the Shelf Registration Statement as promptly as possible and contact us at its earliest possible convenience if it has any comments.

The total registration fee for purposes of this filing is $22,462.31, of which $20,471.59 has been wired through the LOCKBOX system to the Securities and Exchange Commission account at Mellon Bank. The Shelf Registration Statement transmitted with this letter contains conformed signature pages, the manually executed originals of which are maintained at the offices of the Fund.

Questions should be directed to the undersigned at (617) 672-8655.

Sincerely,

/s/  Jeanmarie Valle Lee

Jeanmarie Valle Lee, Esq.

Vice President